Offerings - Offering: 1	Nov. 06, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Maximum Aggregate Offering Price	$ 3,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300
Offering Note
(1)
The maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. The amount of the registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on
Form S-3ASR
(File No. 333-272237) in
accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.